Financial Statement Details - Inventories, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 17,796	$ 18,939
Raw materials and components	322	1,616
Total inventories	$ 18,118	$ 20,555